CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Telematics services	$ 79,824	$ 63,756	$ 155,224	$ 125,936
Telematics products	24,964	23,037	52,230	47,312
Revenues, Total	104,788	86,793	207,454	173,248
Cost of revenues:
Telematics services	32,887	26,835	63,949	52,734
Telematics products	18,551	17,037	40,711	35,574
Total cost of revenues	51,438	43,872	104,660	88,308
Gross profit	53,350	42,921	102,794	84,940
Research and development expenses	5,538	5,058	10,555	9,920
Selling and marketing expenses	5,521	4,375	10,754	8,634
General and administrative expenses	18,533	15,131	35,848	29,369
Other expenses (income), net	0	21	(180)	27
Operating income	23,758	18,336	45,817	36,990
Financing expenses, net	(1,327)	(1,328)	(740)	(782)
Income before income tax	22,431	17,008	45,077	36,208
Income tax expenses	(4,592)	(3,263)	(10,159)	(7,329)
Share in profit (losses) of affiliated companies, net	(14)	16	(59)	(18)
Net income for the period	17,825	13,761	34,859	28,861
Less: net income attributable to non-controlling interest	(498)	(308)	(758)	(816)
Net income attributable to the Company	$ 17,327	$ 13,453	$ 34,101	$ 28,045
Basic earnings per share attributable to Company’s stockholders	$ 0.88	$ 0.67	$ 1.72	$ 1.41
Diluted earnings per share attributable to Company’s stockholders	$ 0.88	$ 0.67	$ 1.72	$ 1.41
Weighted average number of shares used in the computation of basic earnings per share	19,773	19,894	19,802	19,894
Weighted average number of shares used in the computation of diluted earnings per share	19,773	19,894	19,802	19,894